NOTE 9 - CONTRACT ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2018
Contractors [Abstract]
Schedule of contract billings

At December 31, 2018 and 2017, contract assets on uncompleted contracts consisted of the following:

	2018	2017
Costs and estimated earnings recognized	$4,273,057	$1,613,731
Less: Billings or cash received	(3,064,453)	(1,189,938)
Contract Assets	$1,208,604	$423,793

At December 31, 2018 and 2017, contract liabilities on uncompleted contracts consisted of the following:

	2018	2017
Billings and/or cash receipts on uncompleted contracts	$8,563,241	$573,847
Less: Costs and estimated earnings recognized	(6,314,412)	(373,437)
Contract Liabilities	$2,248,829	$200,410